Offerings	Feb. 27, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into
Common
Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, this amount includes the registration fee of $36,900.00 previously paid in connection with the offering, issuance and sale of up to $250,000,000 of the registrant’s common stock pursuant to this registration statement and the Sales Agreement. The $250,000,000 of shares of common stock registered pursuant to this registration statement includes $250,000,000 of shares of common stock, or the Unsold Shares, registered pursuant to Registration Statement
No. 333-276872
filed on February 5, 2024. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the filing fees previously paid in connection with the Unsold Shares will continue to be applied to the Unsold Shares.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 250,000,000
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-276872
Carry Forward Initial Effective Date	Feb. 05, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 36,900
Offering Note
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, this amount includes the registration fee of $36,900.00 previously paid in connection with the offering, issuance and sale of up to $250,000,000 of the registrant’s common stock pursuant to this registration statement and the Sales Agreement. The $250,000,000 of shares of common stock registered pursuant to this registration statement includes $250,000,000 of shares of common stock, or the Unsold Shares, registered pursuant to Registration Statement
No. 333-276872
filed on February 5, 2024. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the filing fees previously paid in connection with the Unsold Shares will continue to be applied to the Unsold Shares.